OPERATING REVENUES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 346,159,000	$ 375,760,000
Capitalized voyage expense during the period	16,500,000	27,900,000
Capitalized contract cost, accumulated amortization	13,300,000	22,000,000.0
Capitalized fulfillment costs	3,200,000	5,900,000
Capitalized contract cost, amortization	5,900,000	2,300,000	$ 21,300,000
Capitalized contract cost, impairment loss	0	0	0
Deferred charter revenue	25,504,000	28,171,000
Contract with customer, liability, revenue recognized	15,200,000
Allowance for credit loss	100,000
Total operating revenue	607,943,000	705,799,000	656,070,000
Other operating income (expenses), net	2,965,000	(1,170,000)	2,991,000
Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	16,600,000	26,800,000	16,600,000
Ongoing Voyages [Member]
Disaggregation of Revenue [Line Items]
Deferred charter revenue	15,900,000	15,200,000
Capesize Chartering Ltd [Member]
Disaggregation of Revenue [Line Items]
Total operating revenue	264,100,000	263,500,000	236,500,000
Supramax Vessels [Member]
Disaggregation of Revenue [Line Items]
Lease revenue	$ 8,600,000	$ 11,900,000
Lease revenue			$ 13,200,000